Pay vs Performance Disclosure - USD ($)	4 Months Ended	9 Months Ended	12 Months Ended
	Jan. 31, 2023	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE
In accordance with SEC rules, this section presents information about the relationship between the compensation paid to our executives and certain Company financial performance metrics. For information about the Company’s compensation philosophy and objectives, please refer to the compensation discussion and analysis above, under the heading “Executive Compensation Objectives and Philosophy.”

	Summary Compensation Table Total for PEO		Compensation Actually Paid to PEO		Average Summary Compensation Table Total for Non-PEO NEOs(2)	Average Compensation Actually Paid to Non-PEO NEOs(3)	Value of Initial Fixed $100 Investment Based On:
Year	Mr. Cooper(1)	Mr. Kyncl(1)	Mr. Cooper(3)	Mr. Kyncl(3)			WMG Total Shareholder Return	Peer Group Total Shareholder Return(4)	Net Income (millions)(5)	Adjusted OIBDA (millions)(6)
2024	$—	$18,632,606	$—	$5,096,835	$7,596,916	$7,427,567	$113	$189	$478	$1,432
2023	$18,006,190	$20,426,385	$21,638,202	$21,075,967	$7,848,931	$7,843,724	$111	$133	$439	$1,235
2022	$19,075,148	$—	$12,523,840	$—	$5,896,608	$5,606,281	$95	$92	$555	$1,149
2021	$10,670,683	$—	$10,004,288	$—	$5,348,178	$5,273,999	$149	$164	$307	$1,018

(1)
Reflects the amount of total compensation reported in the Summary Compensation Table (“SCT”) for our Principal Executive Officer (“PEO”) for the applicable year. See “Director and Executive Compensation—Summary Compensation Table.” Both Stephen Cooper and Robert Kyncl served as our CEO during fiscal year 2023.

(2)
Reflects the average of the total compensation reported in the SCT for the Company’s NEOs as a group (excluding the PEOs) for the applicable year. The NEOs included in this calculation for 2021 are Eric Levin, Max Lousada, Carianne Marshall, and Guy Moot. The NEOs included in this calculation for 2022 are Eric Levin, Louis Dickler, Max Lousada, Carianne Marshall, and Guy Moot. The NEOs included in this calculation for 2023 are Eric Levin, Max Lousada, Carianne Marshall, and Guy Moot. The NEOs included in this calculation for 2024 are Bryan Castellani, Eric Levin, Max Lousada, Carianne Marshall, and Guy Moot. See “Director and Executive Compensation—Summary Compensation Table.”

(3)
Amounts reported in this column represent the amount of compensation actually paid (“CAP”) to the PEO or the non-PEO NEOs, as applicable, computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the CAP reported for the PEOs and the non-PEO NEOs reflects the following adjustments to the total compensation reported in the SCT to determine the applicable CAP:

	2024			2023			2022			2021
	PEO		Average Non-PEO NEOs	PEO		Average Non-PEO NEOs	PEO		Average Non-PEO NEOs
SCT to CAP Reconciliation	Mr. Cooper	Mr. Kyncl		Mr. Cooper	Mr. Kyncl		Mr. Cooper	Mr. Kyncl		Mr. Cooper	Mr. Kyncl	Average Non-PEO NEOs
Reported SCT Total Compensation:	$—	$18,632,606	$7,596,916	$18,006,190	$20,426,385	$7,848,931	$19,075,148	$—	$5,896,608	$10,670,683	$—	$5,348,178
Value of RSUs and PSUs reported in SCT	$—	$(13,518,806)	$(2,368,490)	$(15,006,190)	$(15,347,525)	$(1,984,365)	$(16,075,148)	$—	$(447,697)	$(6,627,873)	$—	$(499,994)
Year-end fair value of unvested RSUs and PSUs granted in the current fiscal year	$—	$—	$2,164,395	$6,398,849	$15,997,107	$1,771,101	$11,955,895	$—	$329,376	$5,961,478	$—	$425,815
Year-over-year difference of year-end fair values for unvested awards granted in prior years	$—	$(16,965)	$(5,706)	$4,673,353	$—	$208,057	$(2,432,055)	$—	$(172,006)	$—	$—	$—
Fair value as of the vesting date for awards that are granted and vest in the same covered fiscal year.	$—	$—	$1,560	$7,566,000	$—	$—	$—	$—	$—	$—	$—	$—
Change in fair value from the end of the prior fiscal year to the vesting date for awards granted in prior years that vest in the covered fiscal year.	$—	$—	$38,892	$—	$—	$—	$—	$—	$—	$—	$—	$—
CAP:	$—	$5,096,835	$7,427,567	$21,638,202	$21,075,967	$7,843,724	$12,523,840	$—	$5,606,281	$10,004,288	$—	$5,273,999

(4)
Represents the weighted peer group total shareholder return (“TSR”), weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the S&P 500 Media & Entertainment Index.

(5)	Reflects “Net Income” in the Company’s Consolidated Financial Statements included in the Company’s Form 10-K for the applicable fiscal year.
(6)
We evaluate our operating performance based on several factors, including our primary financial measure of operating income (loss) before non-cash depreciation of tangible assets and non-cash amortization of intangible assets, adjusted to exclude the impact of non-cash stock-based compensation and other related expenses and certain items that affect comparability including but not limited to gains or losses on divestitures and expenses related to restructuring and transformation initiatives (“Adjusted OIBDA”). We believe that Adjusted OIBDA provides relevant and useful information for investors because it clarifies our actual operating performance, makes it easier to compare our results with those of other companies in our industry and allows investors to review performance in the same way as our management.

Company Selected Measure Name			Adjusted OIBDA
Named Executive Officers, Footnote
(1)
Reflects the amount of total compensation reported in the Summary Compensation Table (“SCT”) for our Principal Executive Officer (“PEO”) for the applicable year. See “Director and Executive Compensation—Summary Compensation Table.” Both Stephen Cooper and Robert Kyncl served as our CEO during fiscal year 2023.

(2)
Reflects the average of the total compensation reported in the SCT for the Company’s NEOs as a group (excluding the PEOs) for the applicable year. The NEOs included in this calculation for 2021 are Eric Levin, Max Lousada, Carianne Marshall, and Guy Moot. The NEOs included in this calculation for 2022 are Eric Levin, Louis Dickler, Max Lousada, Carianne Marshall, and Guy Moot. The NEOs included in this calculation for 2023 are Eric Levin, Max Lousada, Carianne Marshall, and Guy Moot. The NEOs included in this calculation for 2024 are Bryan Castellani, Eric Levin, Max Lousada, Carianne Marshall, and Guy Moot. See “Director and Executive Compensation—Summary Compensation Table.”

Peer Group Issuers, Footnote
(4)
Represents the weighted peer group total shareholder return (“TSR”), weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the S&P 500 Media & Entertainment Index.

Adjustment To PEO Compensation, Footnote
(3)
Amounts reported in this column represent the amount of compensation actually paid (“CAP”) to the PEO or the non-PEO NEOs, as applicable, computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the CAP reported for the PEOs and the non-PEO NEOs reflects the following adjustments to the total compensation reported in the SCT to determine the applicable CAP:

	2024			2023			2022			2021
	PEO		Average Non-PEO NEOs	PEO		Average Non-PEO NEOs	PEO		Average Non-PEO NEOs
SCT to CAP Reconciliation	Mr. Cooper	Mr. Kyncl		Mr. Cooper	Mr. Kyncl		Mr. Cooper	Mr. Kyncl		Mr. Cooper	Mr. Kyncl	Average Non-PEO NEOs
Reported SCT Total Compensation:	$—	$18,632,606	$7,596,916	$18,006,190	$20,426,385	$7,848,931	$19,075,148	$—	$5,896,608	$10,670,683	$—	$5,348,178
Value of RSUs and PSUs reported in SCT	$—	$(13,518,806)	$(2,368,490)	$(15,006,190)	$(15,347,525)	$(1,984,365)	$(16,075,148)	$—	$(447,697)	$(6,627,873)	$—	$(499,994)
Year-end fair value of unvested RSUs and PSUs granted in the current fiscal year	$—	$—	$2,164,395	$6,398,849	$15,997,107	$1,771,101	$11,955,895	$—	$329,376	$5,961,478	$—	$425,815
Year-over-year difference of year-end fair values for unvested awards granted in prior years	$—	$(16,965)	$(5,706)	$4,673,353	$—	$208,057	$(2,432,055)	$—	$(172,006)	$—	$—	$—
Fair value as of the vesting date for awards that are granted and vest in the same covered fiscal year.	$—	$—	$1,560	$7,566,000	$—	$—	$—	$—	$—	$—	$—	$—
Change in fair value from the end of the prior fiscal year to the vesting date for awards granted in prior years that vest in the covered fiscal year.	$—	$—	$38,892	$—	$—	$—	$—	$—	$—	$—	$—	$—
CAP:	$—	$5,096,835	$7,427,567	$21,638,202	$21,075,967	$7,843,724	$12,523,840	$—	$5,606,281	$10,004,288	$—	$5,273,999

Non-PEO NEO Average Total Compensation Amount			$ 7,596,916	$ 7,848,931	$ 5,896,608	$ 5,348,178
Non-PEO NEO Average Compensation Actually Paid Amount			$ 7,427,567	7,843,724	5,606,281	5,273,999
Adjustment to Non-PEO NEO Compensation Footnote
(3)
Amounts reported in this column represent the amount of compensation actually paid (“CAP”) to the PEO or the non-PEO NEOs, as applicable, computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the CAP reported for the PEOs and the non-PEO NEOs reflects the following adjustments to the total compensation reported in the SCT to determine the applicable CAP:

	2024			2023			2022			2021
	PEO		Average Non-PEO NEOs	PEO		Average Non-PEO NEOs	PEO		Average Non-PEO NEOs
SCT to CAP Reconciliation	Mr. Cooper	Mr. Kyncl		Mr. Cooper	Mr. Kyncl		Mr. Cooper	Mr. Kyncl		Mr. Cooper	Mr. Kyncl	Average Non-PEO NEOs
Reported SCT Total Compensation:	$—	$18,632,606	$7,596,916	$18,006,190	$20,426,385	$7,848,931	$19,075,148	$—	$5,896,608	$10,670,683	$—	$5,348,178
Value of RSUs and PSUs reported in SCT	$—	$(13,518,806)	$(2,368,490)	$(15,006,190)	$(15,347,525)	$(1,984,365)	$(16,075,148)	$—	$(447,697)	$(6,627,873)	$—	$(499,994)
Year-end fair value of unvested RSUs and PSUs granted in the current fiscal year	$—	$—	$2,164,395	$6,398,849	$15,997,107	$1,771,101	$11,955,895	$—	$329,376	$5,961,478	$—	$425,815
Year-over-year difference of year-end fair values for unvested awards granted in prior years	$—	$(16,965)	$(5,706)	$4,673,353	$—	$208,057	$(2,432,055)	$—	$(172,006)	$—	$—	$—
Fair value as of the vesting date for awards that are granted and vest in the same covered fiscal year.	$—	$—	$1,560	$7,566,000	$—	$—	$—	$—	$—	$—	$—	$—
Change in fair value from the end of the prior fiscal year to the vesting date for awards granted in prior years that vest in the covered fiscal year.	$—	$—	$38,892	$—	$—	$—	$—	$—	$—	$—	$—	$—
CAP:	$—	$5,096,835	$7,427,567	$21,638,202	$21,075,967	$7,843,724	$12,523,840	$—	$5,606,281	$10,004,288	$—	$5,273,999

Compensation Actually Paid vs. Total Shareholder Return
From 2023 to 2024, PEO CAP for Mr. Kyncl decreased by $15,979,132 or 76%. From 2021 to 2024, the average CAP for the non-PEO NEOs increased by $2,153,568 or 41%. For the same period, net income increased by $171 million or 56%, and Adjusted OIBDA increased by $414 million or 41%. Also during this period, cumulative WMG TSR was 13%, and cumulative TSR for the S&P 500 Media & Entertainment Index was 89%.

Compensation Actually Paid vs. Net Income
From 2023 to 2024, PEO CAP for Mr. Kyncl decreased by $15,979,132 or 76%. From 2021 to 2024, the average CAP for the non-PEO NEOs increased by $2,153,568 or 41%. For the same period, net income increased by $171 million or 56%, and Adjusted OIBDA increased by $414 million or 41%. Also during this period, cumulative WMG TSR was 13%, and cumulative TSR for the S&P 500 Media & Entertainment Index was 89%.

Compensation Actually Paid vs. Company Selected Measure
From 2023 to 2024, PEO CAP for Mr. Kyncl decreased by $15,979,132 or 76%. From 2021 to 2024, the average CAP for the non-PEO NEOs increased by $2,153,568 or 41%. For the same period, net income increased by $171 million or 56%, and Adjusted OIBDA increased by $414 million or 41%. Also during this period, cumulative WMG TSR was 13%, and cumulative TSR for the S&P 500 Media & Entertainment Index was 89%.
As discussed in greater detail under the heading “Director and Executive Compensation,” the Compensation Committee considers many factors when making decisions concerning the compensation of our executive officers. Adjusted OIBDA and revenue are examples of indicators of the Company’s overall financial performance, which may directly or indirectly impact the Company’s compensation decisions as well as CAP. However, as calculated under SEC rules, CAP reflects adjusted values to unvested and vested equity awards, GAAP valuation assumptions, and projected performance modifiers but does not reflect actual amounts realized by our executives for those awards.

Total Shareholder Return Vs Peer Group
From 2023 to 2024, PEO CAP for Mr. Kyncl decreased by $15,979,132 or 76%. From 2021 to 2024, the average CAP for the non-PEO NEOs increased by $2,153,568 or 41%. For the same period, net income increased by $171 million or 56%, and Adjusted OIBDA increased by $414 million or 41%. Also during this period, cumulative WMG TSR was 13%, and cumulative TSR for the S&P 500 Media & Entertainment Index was 89%.

Tabular List, Table
Performance Measures
The performance measures listed below represent the performance measures that link compensation actually paid to our NEOs for fiscal 2024 to company performance. The Company uses these measures in its annual cash incentive program. In addition, share price is a key determinant of the value of long-term incentive awards held by our NEOs in the form of RSUs and PSUs.
Measures for 2024
•	Adjusted OIBDA
•	Revenue
In addition, the number of shares subject to Mr. Kyncl’s PSU award granted during fiscal year 2024 will be determined at the end of the three-year performance period based on the Company’s TSR compared to the TSR of a comparison group of publicly-traded companies, as described above under the heading “Long-Term Equity Incentives—Long-Term Incentive Awards Granted to NEOs in Fiscal Year 2024.”
No other financial performance measures were used to link compensation actually paid to our NEOs to Company performance for the most recently completed fiscal year.

Total Shareholder Return Amount			$ 113	111	95	149
Peer Group Total Shareholder Return Amount			$ 189	$ 133	$ 92	$ 164
Company Selected Measure Amount			1,432,000,000	1,235,000,000	1,149,000,000	1,018,000,000
PEO Name	Stephen Cooper	Robert Kyncl	Robert Kyncl		Stephen Cooper	Stephen Cooper
Income (Loss) from Continuing Operations, Net of Tax, Including Portion Attributable to Noncontrolling Interest			$ 478,000,000	$ 439,000,000	$ 555,000,000	$ 307,000,000
Measure:: 1
Pay vs Performance Disclosure
Name			Adjusted OIBDA
Measure:: 2
Pay vs Performance Disclosure
Name			Revenue
Stephen Cooper [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 0	18,006,190	19,075,148	10,670,683
PEO Actually Paid Compensation Amount			0	21,638,202	12,523,840	10,004,288
Robert Kyncl [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			18,632,606	20,426,385	0	0
PEO Actually Paid Compensation Amount			5,096,835	21,075,967	0	0
PEO | Stephen Cooper [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	(15,006,190)	(16,075,148)	(6,627,873)
PEO | Stephen Cooper [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	6,398,849	11,955,895	5,961,478
PEO | Stephen Cooper [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	4,673,353	(2,432,055)	0
PEO | Stephen Cooper [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	7,566,000	0	0
PEO | Stephen Cooper [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	0
PEO | Robert Kyncl [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(13,518,806)	(15,347,525)	0	0
PEO | Robert Kyncl [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	15,997,107	0	0
PEO | Robert Kyncl [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(16,965)	0	0	0
PEO | Robert Kyncl [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	0
PEO | Robert Kyncl [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(2,368,490)	(1,984,365)	(447,697)	(499,994)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			2,164,395	1,771,101	329,376	425,815
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(5,706)	208,057	(172,006)	0
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,560	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 38,892	$ 0	$ 0	$ 0